Intangible assets and goodwill - Business Combinations (Details) € in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Provisions for non-income tax risks	$ (1,336)	$ (1,336)
Goodwill arising on acquisition	46,950			$ 1,473
Goodwill/(negative goodwill) arising on acquisition	1,836	1,836		$ 1,501
Total fair value of consideration	67,062
Consideration to be paid	(55,667)
Indirect taxes liability	1,174	$ 679
Nexters Studio LLC [Member]
Disclosure of detailed information about business combination [line items]
Property and equipment								$ 390
Intangible assets								38
Right-of-use assets								1,164
Trade and other receivables								656
Other assets								91
Cash and cash equivalents								26
Prepaid tax								28
Total assets								2,393
Deferred tax liability								(4)
Lease liabilities - current								(1,164)
Trade and other payables								(1,415)
Total liabilities								(2,583)
Total identifiable net assets at fair value								(190)
Total fair value of consideration								1,084
Net cash acquired with the subsidiary								26
Nexters Online LLC [Member]
Disclosure of detailed information about business combination [line items]
Property and equipment								85
Intangible assets								14
Right-of-use assets								395
Trade and other receivables								80
Other assets								27
Cash and cash equivalents								4
Total assets								605
Deferred tax liability								(16)
Lease liabilities - current								(395)
Trade and other payables								(218)
Tax liability								(4)
Total liabilities								(633)
Total identifiable net assets at fair value								(28)
Total fair value of consideration								163
Net cash acquired with the subsidiary								$ 4
NHW Ltd
Disclosure of detailed information about business combination [line items]
Trade and other receivables						$ 15
Cash and cash equivalents						1
Total assets						16
Total identifiable net assets at fair value						16
Total fair value of consideration						24	€ 20,000
Net cash acquired with the subsidiary						$ 1
Game Positive LLC [Member]
Disclosure of detailed information about business combination [line items]
Property and equipment					$ 71
Trade and other receivables					48
Other assets					59
Cash and cash equivalents					82
Prepaid tax					12
Total assets					272
Trade and other payables					(159)
Total liabilities					(159)
Total identifiable net assets at fair value					113
NCI					33
Total fair value of consideration					1
Net cash acquired with the subsidiary					$ 82
Lightmap Ltd [Member]
Disclosure of detailed information about business combination [line items]
Property and equipment	68		$ 68
Intangible assets	17,664		17,664
Right-of-use assets	230		230
Indemnification asset	3,159
Trade and other receivables	2,668		2,668
Cash and cash equivalents	1,555		1,555
Prepaid tax	260		260
Total assets	25,604		25,604
Lease liabilities - current	(230)		(230)
Trade and other payables	(2,160)		(2,160)
Provisions for non-income tax risks	(1,381)
Tax liability	(1,721)		(1,721)
Total liabilities	(5,492)		(5,492)
Total identifiable net assets at fair value	20,112		20,112
Goodwill arising on acquisition	46,950
Goodwill/(negative goodwill) arising on acquisition			46,950
Total fair value of consideration	67,062		67,062
Net cash acquired with the subsidiary	1,555		1,555
Expected value of the recognized tax risks	1,662
Indirect taxes liability	1,497		$ 1,497
Decrease in indirect tax liability	$ 810